UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10473

Advantage Advisers Multi-Sector Fund I
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166
(Address of principal executive offices) (Zip code)

Thomas A. DeCapo
Skadden, Arps, Slate, Meagher & Flom LLP
One Beacon Street
Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-667-4225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments

			December 31, 2007
Shares			Value
	Investments in Securities – 85.48%

	Common Stock – 82.14%

	United States – 54.83%

	Commercial Banks - Western U.S. – 0.20%
17,600	First State Bancorporation		$118,800

	Computers – 3.06%
9,380	Apple, Inc.*	(a)	1,857,990

	Computers - Peripheral Equipment – 1.50%
22,100	Synaptics, Inc.*	(a)	909,636

	Decision Support Software – 0.20%
6,400	DemandTec, Inc.*		123,456

	Diagnostic Equipment – 0.87%
57,353	Neurometrix, Inc.*		527,648

	Dialysis Centers – 0.21%
2,220	DaVita, Inc.*		125,097

	Drug Delivery Systems – 0.77%
80,116	Penwest Pharmaceuticals Co.*		468,679

	Electronic Components - Semiconductors – 4.11%
21,820	Intel Corp.		581,721
12,265	Nvidia Corp.*	(a)	417,255
122,180	ON Semiconductor Corp.*	(a)	1,084,958
2,300	Rubicon Technology, Inc.*		54,625
16,350	Xilinx, Inc.		357,575
			2,496,134

	Enterprise Software / Services – 2.98%
6,540	Concur Technologies, Inc.*	(a)	236,814
14,110	Informatica Corp.*	(a)	254,262
61,670	Lawson Software, Inc.*	(a)	631,501
23,040	Taleo Corp., Class A*	(a)	686,131
			1,808,708

	Fiduciary Banks – 0.33%
4,167	Bank of New York Mellon Corp.	(a)	203,183

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

			December 31, 2007
Shares			Value
	United States – (continued)

	Finance - Commercial – 1.02%
74,900	NewStar Financial, Inc.*	(a)	$620,172

	Finance - Consumer Loans – 0.60%
18,200	SLM Corp.		366,548

	Finance - Credit Card – 0.33%
3,900	American Express Co.	(a)	202,878

	Finance - Investment Banker / Broker – 0.99%
29,900	FBR Capital Markets Corp.*	(a)	286,442
14,800	Friedman, Billings, Ramsey Group, Inc., Class A		46,472
5,000	Merrill Lynch & Co., Inc.	(b)	268,400
			601,314

	Finance - Mortgage Loan / Banker – 0.45%
11,500	Thornburg Mortgage, Inc., Preferred 10.00%
	Series F	(a)	276,000

	Financial Guarantee Insurance – 0.10%
2,300	AMBAC Financial Group, Inc.		59,271

	Human Resources – 0.05%
2,730	SuccessFactors, Inc.*		32,269

	Industrial Audio & Video Production – 0.84%
10,210	Dolby Laboratories, Inc., Class A*	(a)	507,641

	Investment Companies – 2.12%
53,835	KKR Financial Holdings, LLC	(a)	756,382
53,300	PennantPark Investment Corp.	(a)	534,066
			1,290,448

	Investment Management / Advisory Services – 0.40%
17,800	GLG Partners, Inc.		242,080

	Medical - Biomedical / Genetics – 3.18%
3,572	Alexion Pharmaceuticals, Inc.*	(a)	268,007
6,754	Genentech, Inc.*	(a)	452,991
8,448	Genzyme Corp.*	(b)	628,869
12,995	Lifecell Corp. *		560,214

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

			December 31, 2007
Shares			Value
	United States – (continued)

	Medical - Biomedical / Genetics – (continued)
8,457	TorreyPines Therapeutics, Inc.*		$19,367
			1,929,448

	Medical - Drugs – 8.91%
12,293	Cephalon, Inc.*	(a)	882,146
37,361	Cubist Pharmaceuticals, Inc.*	(a)	766,274
11,700	OSI Pharmaceuticals, Inc.*	(a)	567,567
29,943	Pharmion Corp.*		1,882,217
24,052	Valeant Pharmaceuticals International*		287,902
24,550	Viropharma, Inc.*		194,927
71,485	Zymogenetics, Inc.*		834,230
			5,415,263

	Medical Instruments – 0.30%
13,528	Bruker BioSciences Corp.*		179,922

	Medical Laser Systems – 0.99%
38,230	Cutera, Inc.*	(a)	600,211

	Medical Products – 0.07%
556	Stryker Corp.		41,544

	Oil - Field Services – 0.17%
2,750	Halliburton Co.		104,252

	Property / Casualty Insurance – 1.11%
34,200	Employers Holdings, Inc.	(a)	571,482
7,200	Fidelity National Financial, Inc., Class A		105,192
			676,674

	REITS - Mortgage – 2.71%
41,200	Annaly Capital Management, Inc.	(a)	749,016
21,100	Anworth Mortgage Asset Corp.		174,286
36,000	Capstead Mortgage Corp.	(a)	474,840
26,600	MFA Mortage Investments, Inc.		246,050
			1,644,192

	Retail - Pawn Shops – 0.67%
36,200	Ezcorp, Inc., Class A*	(a)	408,698

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

			December 31, 2007
Shares			Value
	United States – (continued)

	S & L / Thrifts - Eastern U.S. – 0.82%
27,900	People's United Financial, Inc.		$496,620

	S & L / Thrifts - Southern U.S. – 0.60%
53,200	BankUnited Financial Corp., Class A	(a)	367,080

	Semiconductor Equipment – 0.36%
5,300	Tessera Technologies, Inc.*	(a)	220,480

	Super-Regional Banks - U.S. – 1.34%
2,000	PNC Financial Services Group, Inc.		131,300
21,600	U.S. Bancorp	(a)	685,584
			816,884

	Therapeutics – 9.15%
69,346	Altus Pharmaceuticals, Inc.*	(a)	359,212
17,819	BioMarin Pharmaceutical, Inc.*	(a)	630,793
129,083	Critical Therapeutics, Inc.*		163,935
40,861	Cypress Bioscience, Inc.*		450,697
161,217	Dyax Corp.*		590,054
23,368	Gilead Sciences, Inc.*	(a)	1,075,162
100,163	Inspire Pharmaceuticals, Inc.*	(a)	598,975
53,722	ISTA Pharmaceuticals, Inc.*		263,238
6,946	Onyx Pharmaceuticals, Inc.*		386,336
53,765	Pharmacopeia, Inc.*		256,459
38,885	Progenics Pharmaceuticals, Inc.*		702,652
151,762	Vion Pharmaceuticals, Inc.*		83,621
			5,561,134

	Web Portals / ISP – 1.22%
31,910	Yahoo!, Inc.*	(a)	742,227

	Wireless Equipment – 2.10%
14,660	Qualcomm, Inc.	(a)	576,871
20,640	SBA Communications Corp., Class A*	(a)	698,458
			1,275,329
	Total U.S. Common Stock (Cost $34,812,207)		$33,317,910

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

			December 31, 2007
Shares			Value
	Belgium – 0.29%

	Diversified Manufacturing Operations – 0.29%
30,537	Hansen Transmissions International NV*		$175,067
	Total Belgium (Cost $155,740)		$175,067

	Bermuda – 0.88%

	Consulting Services – 0.62%
24,796	Genpact, Ltd.*	(a)	377,643

	Property / Casualty Insurance – 0.26%
2,200	Arch Capital Group, Ltd.*		154,770
	Total Bermuda (Cost $521,256)		$532,413

	Canada – 1.75%

	Advanced Materials / Products – 0.28%
32,924	Neo Material Technologies, Inc.*		167,464

	Computers – 1.20%
6,440	Research In Motion, Ltd.*	(a)	730,296

	Medical - Drugs – 0.27%
18,554	Cardiome Pharma Corp.*		165,501
	Total Canada (Cost $1,029,354)		$1,063,261

	China – 10.68%

	Advertising Sales – 4.01%
35,411	AirMedia Group, Inc. - Sponsored ADR*	(a)	792,498
28,910	Focus Media Holdings, Ltd. - Sponsored ADR*	(a)	1,642,377
			2,434,875

	Applications Software – 0.02%
9,270	Travelsky Technology, Ltd.		9,856

	Diversified Minerals – 0.12%
310,983	China Rare Earth Holdings, Ltd.		71,390

	Energy - Alternate Sources – 0.67%
10,610	Yingli Green Energy Holding Co., Ltd. -
	Sponsored ADR*		410,607

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

			December 31, 2007
Shares			Value
	China – (continued)

	Insurance Brokers – 0.18%
7,120	CNinsure, Inc. - Sponsored ADR*	(a)	$112,140

	Internet Content - Entertainment – 0.53%
9,640	Shanda Interactive Entertainment, Ltd. -
	Sponsored ADR*	(a)	321,398

	Machinery - Farm – 0.18%
217,530	First Tractor Co., Ltd.*		110,196

	Machinery - General Industry – 0.01%
11,273	Haitian International Holdings, Ltd.		8,096

	Medical Instruments – 0.00%
600	Golden Meditech Co., Ltd.		268

	Power Conversion / Supply Equipment – 0.62%
141,019	China High Speed Transmission Equipment
	Group Co., Ltd.*		376,176

	Transactional Software – 0.60%
15,290	Longtop Financial Technologies, Ltd. - Sponsored
	ADR*	(a)	362,067

	Web Portals / ISP – 3.74%
14,190	Sina Corp.*	(a)	628,759
30,160	Sohu.com, Inc.*	(a)	1,644,323
			2,273,082
	Total China (Cost $5,989,060)		$6,490,151

	France – 1.91%

	Entertainment Software – 1.91%
11,430	UBISOFT Entertainment*		1,160,931
	Total France (Cost $514,500)		$1,160,931

	Hong Kong – 5.11%

	Agricultural Chemicals – 0.57%
374,214	Sinofert Holdings, Ltd.		349,383

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

		December 31, 2007
Shares		Value
	Hong Kong – (continued)

	Agricultural Operations – 0.35%
195,477	China Green Holdings, Ltd.	$209,832

	Automobile / Truck Parts & Equipment - Original – 0.09%
35,360	Minth Group, Ltd.	52,241

	Automobile / Truck Parts & Equipment - Replacement – 0.38%
237,456	Xinyi Glass Holdings Co., Ltd.	230,835

	Building & Construction - Miscellaneous – 0.17%
65,951	China State Construction International Holdings, Ltd.	104,542

	Building & Construction Products - Miscellaneous – 0.48%
5,342,385	CATIC International Holdings, Ltd.*	291,189

	Building - Heavy Construction – 0.10%
140,227	PYI Corp., Ltd.	57,908

	Commercial Services – 0.93%
4,190,782	Shenzhen International Holdings, Ltd.	564,332

	Distribution / Wholesale – 0.04%
109,534	Pacific Andes International Holdings, Ltd.	27,393

	Diversified Operations – 0.70%
230,366	Guangdong Investment, Ltd.	131,471
64,762	Noble Group, Ltd.	109,328
239	NWS Holdings, Ltd.	763
22,837	Shanghai Industrial Holdings, Ltd.	99,579
71,286	Tianjin Development Holdings, Ltd.	85,023
		426,164

	Finance - Other Services – 0.74%
15,865	Hong Kong Exchanges & Clearing, Ltd.	450,065

	Medical - Biomedical / Genetics – 0.12%
490,254	Mingyuan Medicare Development Co., Ltd.	71,676

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

			December 31, 2007
Shares			Value
	Hong Kong – (continued)

	Real Estate Operations / Development – 0.44%
533,878	China Everbright International, Ltd.		$266,343
	Total Hong Kong (Cost $3,176,348)		$3,101,903

	India – 0.59%

	Applications Software – 0.59%
13,480	Satyam Computer Services, Ltd. - Sponsored ADR	(a)	360,186
	Total India (Cost $339,459)		$360,186

	Singapore – 0.80%

	Finance - Other Services – 0.80%
52,399	Singapore Exchange, Ltd.		488,516
	Total Singapore (Cost $234,628)		$488,516

	Spain – 3.22%

	Building - Heavy Construction – 0.44%
4,499	ACS Actividades de Construccion y Servicios, S.A.		267,386

	Energy - Alternate Sources – 0.58%
11,130	Solaria Energia y Medio Ambiente SA*		349,536

	Finance - Investment Banker / Broker – 0.23%
2,082	Bolsas y Mercados Espanoles		141,850

	Power Conversion / Supply Equipment – 1.97%
25,613	Gamesa Corporacion Tecnologica, S.A.		1,197,573
	Total Spain (Cost $1,645,234)		$1,956,345

	Switzerland – 0.53%

	Engineering / R&D Services – 0.53%
11,140	ABB, Ltd. - Sponsored ADR	(a)	320,832
	Total Switzerland (Cost $202,859)		$320,832

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

			December 31, 2007
Shares			Value
	Taiwan – 0.32%

	Semiconductor Components - Integrated Circuits – 0.32%
19,630	Taiwan Semiconductor Manufacturing Co., Ltd. -
	Sponsored ADR	(a)	$195,515
	Total Taiwan (Cost $191,491)		$195,515

	United Kingdom – 1.23%

	Electronic Components - Semiconductors – 1.23%
101,180	ARM Holdings PLC - Sponsored ADR	(a)	748,732
	Total United Kingdom (Cost $824,558)		$748,732

Contracts
	Warrants – 0.00%

	Therapeutics – 0.00%
8,000	Pharmacopeia, Inc.*		0
	Total Warrants (Cost $1,000)		$0

	Purchased Options – 3.34%

	Call Options – 1.72%

	United States – 1.71%

	Diagnostic Equipment – 0.08%
175	Neurometrix, Inc., 01/19/08, $10.00		6,125
45	Neurometrix, Inc., 01/19/08, $12.50		225
52	Neurometrix, Inc., 01/19/08, $15.00		260
1	Neurometrix, Inc., 01/19/08, $5.00		410
56	Neurometrix, Inc., 01/19/08, $7.50		9,800
146	Neurometrix, Inc., 03/22/08, $10.00		14,600
28	Neurometrix, Inc., 03/22/08, $7.50		6,160
37	Neurometrix, Inc., 06/21/08, $10.00		5,365
30	Neurometrix, Inc., 06/21/08, $7.50		7,500
			50,445

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

		December 31, 2007
Contracts		Value
	Purchased Options – (continued)

	Call Options – (continued)

	United States (continued)

	Drug Delivery Systems – 0.06%
29	Penwest Pharmaceuticals Co., 01/19/08, $5.00	$2,610
34	Penwest Pharmaceuticals Co., 03/22/08, $10.00	510
46	Penwest Pharmaceuticals Co., 03/22/08, $12.50	230
138	Penwest Pharmaceuticals Co., 03/22/08, $5.00	19,320
272	Penwest Pharmaceuticals Co., 03/22/08, $7.50	12,240
21	Penwest Pharmaceuticals Co., 06/21/08, $5.00	3,675
		38,585

	Finance - Investment Banker / Broker – 0.01%
17	Bear Stearns & Co., Inc., 02/16/08, $95.00	4,930
27	Lehman Brothers Holdings, Inc., 01/19/08, $70.00	1,485
20	Morgan Stanley., 01/19/08, $60.00	300
		6,715

	Finance - Mortgage Loan / Banker – 0.00%
39	Countrywide Financial Corp., 01/19/08, $55.00	195

	Medical - Biomedical / Genetics – 0.13%
37	Genentech, Inc., 01/19/08, $70.00	1,850
224	Genentech, Inc., 01/19/08, $75.00	1,120
194	Genentech, Inc., 01/19/08, $80.00	970
60	Genzyme Corp., 01/19/08, $75.00	9,300
82	Lifecell Corp., 01/19/08, $42.50	17,220
102	Lifecell Corp., 01/19/08, $45.00	11,220
174	Lifecell Corp., 01/19/08, $47.50	10,440
199	Lifecell Corp., 01/19/08, $50.00	3,980
90	Medivation, Inc., 01/19/08, $15.00	9,900
7	Medivation, Inc., 01/19/08, $17.50	280
36	Medivation, Inc., 03/22/08, $15.00	8,460
30	Medivation, Inc., 03/22/08, $17.50	4,950
		79,690

	Medical - Drugs – 0.29%
150	Cephalon, Inc., 01/19/08, $75.00	10,500
149	Cubist Pharmaceuticals, Inc., 01/19/08, $20.00	16,390
389	Cubist Pharmaceuticals, Inc., 01/19/08, $22.50	11,670

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

		December 31, 2007
Contracts		Value
	Purchased Options – (continued)

	Call Options – (continued)

	United States (continued)

	Medical - Drugs (continued)
198	Cubist Pharmaceuticals, Inc., 02/16/08, $22.50	$13,860
128	Cubist Pharmaceuticals, Inc., 02/16/08, $25.00	3,200
303	Forest Laboratories, Inc., 01/19/08, $40.00	6,060
90	Forest Laboratories, Inc., 02/16/08, $40.00	5,850
510	Valeant Pharmaceuticals International, 01/19/08, $12.50	17,850
151	Valeant Pharmaceuticals International, 03/22/08, $12.50	13,590
220	Valeant Pharmaceuticals International, 06/21/08, $12.50	30,800
43	Zymogenetics, Inc., 01/19/08, $12.50	5,160
292	Zymogenetics, Inc., 01/19/08, $15.00	13,140
34	Zymogenetics, Inc., 01/19/08, $17.50	340
47	Zymogenetics, Inc., 02/16/08, $12.50	7,755
187	Zymogenetics, Inc., 02/16/08, $15.00	16,830
15	Zymogenetics, Inc., 02/16/08, $17.50	375
		173,370

	Medical Laser Systems – 0.14%
233	Cutera, Inc., 01/19/08, $15.00	24,465
187	Cutera, Inc., 01/19/08, $17.50	2,805
71	Cutera, Inc., 03/22/08, $15.00	18,105
85	Cutera, Inc., 03/22/08, $17.50	12,325
69	Cutera, Inc., 06/21/08 $17.50	15,525
28	Cutera, Inc., 06/21/08, $15.00	9,240
		82,465

	Networking Products – 0.00%
111	Cisco Systems, Inc., 01/19/08, $30.00	888

	Super-Regional Banks - U.S. – 0.08%
30	PNC Financial Services Group, Inc., 01/19/08, $50.00	46,500

	Therapeutics – 0.39%
19	Altus Pharmaceuticals, Inc., 01/19/08, $10.00	95

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

		December 31, 2007
Contracts		Value
	Purchased Options – (continued)

	Call Options – (continued)

	United States (continued)

	Therapeutics (continued)
8	Altus Pharmaceuticals, Inc., 01/19/08, $12.50	$40
2	Altus Pharmaceuticals, Inc., 03/22/08, $10.00	10
1	Altus Pharmaceuticals, Inc., 03/22/08, $12.50	5
315	Cypress Bioscience, Inc., 01/19/08, $12.50	1,575
6	Cypress Bioscience, Inc., 03/22/08, $10.00	990
144	Cypress Bioscience, Inc., 03/22/08, $12.50	8,640
154	Cypress Bioscience, Inc., 03/22/08, $15.00	2,310
23	Gilead Sciences, Inc., 01/19/08, $45.00	4,255
15	Gilead Sciences, Inc., 02/16/08, $47.50	2,250
74	Medarex, Inc., 01/19/08, $15.00	370
150	Medarex, Inc., 01/19/08, $17.50	750
142	Onyx Pharmaceuticals, Inc., 01/19/08, $60.00	13,490
181	Onyx Pharmaceuticals, Inc., 01/19/08, $65.00	5,430
43	Progenics Pharmaceuticals, Inc., 01/19/08, $20.00	2,580
117	Progenics Pharmaceuticals, Inc., 01/19/08, $22.50	2,340
81	Progenics Pharmaceuticals, Inc., 01/19/08, $25.00	2,025
66	Progenics Pharmaceuticals, Inc., 02/16/08, $22.50	23,100
92	United Therapeutics Corp., 01/09/08, $80.00	164,680
		234,935

	Web Portals / ISP – 0.42%
40	Google, Inc., 1/19/08, $630.00	258,000

	Wireless Equipment – 0.11%
349	Qualcomm, Inc., 04/19/08, $42.50	64,216
	Total United States (Cost $1,574,481)	$1,036,004

	Canada – 0.01%

	Medical - Drugs – 0.01%
72	Cardiome Pharma Corp., 01/19/08, $10.00	1,440
79	Cardiome Pharma Corp., 01/19/08, $12.50	395
22	Cardiome Pharma Corp., 03/22/08, $10.00	3,300

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

		December 31, 2007
Contracts		Value
	Purchased Options – (continued)

	Call Options – (continued)

	Canada (continued)

	Medical - Drugs – (continued)
22	Cardiome Pharma Corp., 03/22/08, $12.50	$2,200
		7,335
	Total Canada (Cost $32,398)	7,335
	Total Call Options (Cost $1,606,879)	$1,043,339

	Put Options – 1.62%

	United States – 1.62%

	Finance - Investment Banker / Broker – 0.03%
50	Merrill Lynch & Co., Inc., 01/19/08, $55.00	15,000

	Medical - Biomedical / Genetics – 0.00%
95	Genzyme Corp., 01/19/08, $65.00	2,850
7	Savient Pharmaceuticals, Inc., 01/19/08, $7.50	35
		2,885

	Registered Investment Company – 1.55%
552	Diamond Trust Series I, 3/22/08, $132.00	253,920
1,271	Diamond Trust Series I, 3/22/08, $134.00	686,340
		940,260

	Retail - Automobile – 0.04%
44	Carmax, Inc., 4/19/08, $25.00	25,080
		983,225
	Total U.S. Put Options (Cost $1,086,611)	983,225
	Total Purchased Options (Cost $2,693,490)	$2,026,564

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)

Total Investments in Securities (Cost $52,331,184) – 85.48%	$51,938,326

Liabilities, Less Other Assets – 14.52% **	8,821,881

Net Assets – 100.00%	$60,760,207

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
(b)	Security held in connection with an open put or call option contract.
*	Non-income producing security.
**	Includes $7,739,029 invested in a PNC Bank Money Market Account, which is 12.74% of net assets.
ADR	American Depository Receipt
+	As of September 30, 2007, the aggregate cost for federal income tax purposes was $59,471,592. The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all investments was as follows:

Excess of value over cost	$8,938,451
Excess of cost over value	(4,984,747)
$3,953,704

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased

		December 31, 2007
Shares		Value
	Securities Sold, Not Yet Purchased – (26.80%)

	Common Stock – (26.80%)

	United States – (24.04%)

	Advertising Services – (0.68%)
8,660	Getty Images, Inc.	$(251,140)
4,400	R.H. Donnelley Corp.	(160,512)
		(411,652)

	Building & Construction Products - Miscellaneous – (0.24%)
5,280	Drew Industries, Inc.	(144,672)

	Building - Mobile Home / Manufactured Housing – (0.52%)
8,310	Thor Industries, Inc.	(315,863)

	Building Products - Cement / Aggregate – (0.81%)
3,720	Martin Marietta Materials, Inc.	(493,272)

	Commercial Banks - Southern U.S. – (0.49%)
4,700	BB&T Corp.	(144,149)
6,400	Regions Financial Corp.	(151,360)
		(295,509)

	Commercial Services – (0.25%)
3,300	Weight Watchers International, Inc.	(149,094)

	Commercial Services - Finance – (0.33%)
6,370	Jackson Hewitt Tax Service, Inc.	(202,248)

	Computers – (0.26%)
8,720	Sun Microsystems, Inc.	(158,094)

	Computers - Memory Devices – (0.65%)
11,990	SanDisk Corp.	(397,708)

	Computers - Peripheral Equipment – (0.88%)
9,720	Sigma Designs, Inc.	(536,544)

	Data Processing / Management – (0.13%)
2,370	Fair Isaac Corp.	(76,195)

	Direct Marketing – (0.05%)
1,640	Harte-Hanks, Inc.	(28,372)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2007
Shares		Value
	United States – (continued)

	Electric Products - Miscellaneous – (0.26%)
5,800	Molex, Inc.	$(158,340)

	Electronic Components - Miscellaneous – (0.38%)
10,060	AVX Corp.	(135,005)
5,580	Benchmark Electronics, Inc.	(98,934)
		(233,939)

	Electronic Components - Semiconductors – (2.10%)
16,340	Advanced Micro Devices, Inc.	(122,550)
2,450	Fairchild Semiconductor International, Inc.	(35,353)
1,160	Microchip Technology, Inc.	(36,447)
45,090	Micron Technology, Inc.	(326,903)
3,930	Omnivision Technologies, Inc.	(61,505)
8,180	QLogic Corp.	(116,156)
17,250	Texas Instruments, Inc.	(576,150)
		(1,275,064)

	Entertainment Software – (0.82%)
8,570	Electronic Arts, Inc.	(500,574)

	Finance - Investment Banker / Broker – (0.77%)
4,200	JPMorgan Chase & Co.	(183,330)
2,700	Lehman Brothers Holdings, Inc.	(176,688)
2,000	Morgan Stanley	(106,220)
		(466,238)

	Finance - Mortgage Loan / Banker – (0.12%)
8,300	Countrywide Financial Corp.	(74,202)

	Financial Guarantee Insurance – (0.10%)
2,300	AMBAC Financial Group, Inc.	(59,271)

	Internet Security – (0.04%)
640	VeriSign, Inc.	(24,070)

	Investment Companies – (0.27%)
4,950	American Capital Strategies, Ltd.	(163,152)

	Investment Management / Advisory Services – (0.79%)
3,000	Janus Capital Group, Inc.	(98,550)
5,600	Pzena Investment Management, Inc., Class A	(63,840)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2007
Shares		Value
	United States – (continued)

	Investment Management / Advisory Services (continued)
8,800	Waddell & Reed Financial, Inc., Class A	$(317,592)
		(479,982)

	Machinery - Pumps – (0.27%)
4,410	Graco, Inc.	(164,317)

	Medical - Biomedical / Genetics – (1.16%)
7,034	Affymetrix, Inc.	(162,767)
10,892	Medivation, Inc.	(156,845)
3,960	Myriad Genetics, Inc.	(183,823)
8,357	Regeneron Pharmaceuticals, Inc.	(201,821)
		(705,256)

	Medical Instruments – (0.63%)
7,074	SurModics, Inc.	(383,906)

	Medical Products – (1.23%)
3,350	Henry Schein, Inc.	(205,690)
5,552	Stryker Corp.	(414,846)
1,881	Zimmer Holdings, Inc.	(124,428)
		(744,964)

	Multi-Media – (0.53%)
8,750	News Corp., Class B	(185,937)
8,180	Time Warner, Inc.	(135,052)
		(320,989)

	Property / Casualty Insurance – (0.20%)
3,580	First American Corp.	(122,150)

	Quarrying – (0.23%)
1,800	Vulcan Materials Co.	(142,362)

	Real Estate Management / Services – (0.08%)
700	Jones Lang Lasalle, Inc.	(49,812)

	Registered Investment Company – (2.16%)
4,000	Financial Select Sector SPDR Fund	(115,720)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2007
Shares		Value
	United States – (continued)

	Registered Investment Company (continued)
5,800	iShares Dow Jones US Broker Dealers	$(296,728)
3,600	iShares S&P 500 Index Fund	(528,264)
3,200	KBW Capital Markets ETF	(214,944)
4,200	KBW Regional Banking ETF	(155,736)
		(1,311,392)

	REITS - Apartments – (1.27%)
4,020	AvalonBay Communities, Inc.	(378,443)
10,860	Equity Residential	(396,064)
		(774,507)

	REITS - Regional Malls – (0.74%)
10,870	General Growth Properties, Inc.	(447,627)

	Rental Auto / Equipment – (0.18%)
7,670	Rent-A-Center, Inc.	(111,368)

	S & L / Thrifts - Eastern U.S. – (0.18%)
9,700	Sovereign Bancorp, Inc.	(110,580)

	S & L / Thrifts - Western U.S. – (0.30%)
2,200	Downey Financial Corp.	(68,442)
8,300	Washington Mutual, Inc.	(112,963)
		(181,405)

	Semiconductor Components - Integrated Circuits – (0.61%)
11,580	Linear Technology Corp.	(368,591)

	Semiconductor Equipment – (0.13%)
1,670	Kla-Tencor Corp.	(80,427)

	Super-Regional Banks - U.S. – (1.48%)
4,200	Bank of America Corp.	(173,292)
3,700	Wachovia Corp.	(140,711)
19,470	Wells Fargo & Co.	(587,799)
		(901,802)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2007
Shares		Value
	United States – (continued)

	Telephone - Integrated – (0.31%)
26,710	Qwest Communications International, Inc.	$(187,237)

	Television – (0.25%)
5,570	CBS Corp.	(151,782)

	Textile - Home Furnishings – (0.36%)
2,980	Mohawk Industries, Inc.	(221,712)

	Therapeutics – (0.57%)
29,660	Dendreon Corp.	(184,485)
3,754	ImClone Systems, Inc.	(161,422)
		(345,907)

	Tobacco – (0.19%)
2,100	UST, Inc.	(115,080)

	Web Portals / ISP – (0.04%)
3,080	Earthlink, Inc.	(21,776)
	Total United States (Proceeds $14,892,023)	$(14,609,004)

	Canada – (0.41%)

	Non - Ferrous Metals – (0.41%)
11,130	Timminco, Ltd.	(247,534)
	Total Canada (Proceeds $143,350)	$(247,534)

	Cayman Island – (0.52%)

	Electronic Components - Miscellaneous – (0.52%)
3,270	Garmin, Ltd.	(317,190)
	Total Cayman Island (Proceeds $309,180)	$(317,190)

	China – (0.91%)

	Electric - Generation – (0.24%)
164,117	Datang International Power Generation Co.	(146,492)

	Schools – (0.36%)
2,700	New Oriental Education & Technology Group,
	Inc. - Sponsored ADR	(217,593)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)

		December 31, 2007
Shares		Value
	China – (continued)

	Semiconductor Components - Integrated Circuits – (0.03%)
3,240	Semiconductor Manufacturing, Inc. - Sponsored ADR	$(16,816)

	Telecommunication Equipment – (0.28%)
75,737	Foxconn International Holdings, Ltd.	(169,979)
	Total China (Proceeds $565,141)	$(550,880)

	Hong Kong – (0.22%)

	Publishing - Newspapers – 0.00%
6,171	South China Morning Post Group, Ltd.	(2,153)

	Real Estate Operations / Development – (0.22%)
40,037	China Overseas Land & Investment, Ltd.	(82,771)
22,311	China Resources Land, Ltd.	(49,329)
		(132,100)
	Total Hong Kong (Proceeds $140,169)	$(134,253)

	Israel – (0.22%)

	Medical Imaging Systems – (0.22%)
5,826	Given Imaging, Ltd.	(135,454)
	Total Israel (Proceeds $129,149)	$(135,454)

	Taiwan – (0.48%)

	Electronic Components - Semiconductors – (0.48%)
16,360	Silicon Motion Technology Corp. - Sponsored ADR	(290,881)
	Total Taiwan (Proceeds $346,517)	$(290,881)

	Total Securities Sold, Not Yet Purchased (Proceeds $16,525,529)	$(16,285,196)

+	As of September 30, 2007, the aggregate cost for federal income tax purposes was $(18,848,845). The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all securities sold, not yet purchased was as follows:

Excess of value over cost	$504,916
Excess of cost over value	(1,574,591)
$(1,069,675)

Advantage Advisers Multi-Sector Fund I

Schedule of Written Options

		December 31, 2007
Contracts		Value
	Written Options – (0.01%)

	Call Options – 0.00%

	United States – 0.00%

	Medical - Biomedical / Genetics – 0.00%
68	Genzyme Corp., 01/19/08, $80.00	$(2,380)
	Total U.S. Call Options (Premium $11,367)	$(2,380)

	Put Options – (0.01%)

	United States – (0.01)%

	Therapeutics – (0.01%)
15	Medarex, Inc., 01/19/08, $15.00	(6,750)
14	United Therapeutics Corp., 01/19/08, $50.00	(70)
15	United Therapeutics Corp., 01/19/08, $55.00	(75)
		(6,895)
	Total U.S. Put Options (Premium $16,961)	$(6,895)
	Total Written Options (Premium $28,328)	$(9,275)

+	As of September 30, 2007, the aggregate cost for federal income tax purposes was $34,959. The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all written options was as follows:

Excess of value over cost	$8,155
Excess of cost over value	(8,326)
$(171)

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts

		December 31, 2007
		Unrealized
Net Notional		Appreciation /
Amount		(Depreciation)
	Schedule of Swap Contracts – (0.04%)

	Applications Software – (0.07%)
$ 1,748,993	TomTom NV	$(41,287)

	Audio / Video Products – (0.01%)
(344,095)	Matsushita Electric Industrial Co., Ltd.	(4,870)

	Building - Heavy Construction – 0.02%
276,557	YTL Corp. BHD	10,058

	Building Products - Cement / Aggregate – 0.00%
(176,532)	Holcim, Ltd.	(2,287)

	Capacitors – 0.00%
(347,916)	Taiyo Yuden Co., Ltd.	(176)

	Computers – (0.01%)
(85,421)	Acer, Inc.	(3,051)
(65,968)	Wistron Corp.	(2,710)
		(5,761)

	Data Processing / Management – 0.02%
1,118,797	Tele Atlas NV	11,656

	E-Commerce / Products – 0.00%
710,181	Daum Communications Corp.	1,286

	E-Commerce / Services – 0.00%
0	eSang Networks Co., Ltd.	188

	Electric Products - Miscellaneous – 0.00%
(395,594)	Sharp Corp.	(8,061)
(916,430)	Toshiba Corp.	7,242
		(819)

	Electronic Components - Miscellaneous – (0.01%)
(157,686)	Hon Hai Precision Industry Co., Ltd.	(5,331)
(329,600)	Murata Manufacturing Co., Ltd.	75
		(5,256)

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (continued)

		December 31, 2007
		Unrealized
Net Notional		Appreciation /
Amount		(Depreciation)
	Schedule of Swap Contracts – (continued)

	Electronic Components - Semiconductors – (0.08%)
$ (725,908)	Elpida Memory, Inc.	$(40,333)
(675,051)	Hynix Semiconductor, Inc.	(8,678)
		(49,011)

	Entertainment Software – (0.05%)
743,424	Capcom Co., Ltd.	(33,910)

	Finance - Investment Banker / Broker – 0.00%
456,859	Mirae Asset Securities Co., Ltd.	1,415

	Finance - Other Services – 0.00%
807,609	Bovespa Holding SA	(1,520)
238,539	Bursa Malaysia BHD	743
		(777)

	Metal Processors & Fabrication – 0.08%
874,568	Advanced Metallurgical Group NV	49,668

	Office Automation & Equipment – 0.00%
(194,237)	Ricoh Company, Ltd.	704

	Public Thoroughfares – (0.03%)
432,772	Companhia de Concessoes Rodoviarias	(16,827)

	Semiconductor Components - Integrated Circuits – 0.06%
(444,046)	CSR PLC	(3,275)
264,346	Richtek Technology Corp.	37,963
		34,688

	Television – 0.00%
(110,225)	Fuji Television Network, Inc.	(727)
(58,602)	Nippon Television Network Corp.	(437)
		(1,164)

	Toys – 0.01%
448,833	Nintendo Co., Ltd.	8,085

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (continued)

		December 31, 2007
		Unrealized
Net Notional		Appreciation /
Amount		(Depreciation)
	Schedule of Swap Contracts – (continued)

	Web Portals / ISP – 0.03%
$ 651,835	NHN Corp.	$20,149
	Total Swap Contracts	$(24,248)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Multi-Sector Fund I

By (Signature and Title)*
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	Feb 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	Feb 14, 2008

By (Signature and Title)*
Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	Feb 14, 2008

* Print the name and title of each signing officer under his or her signature.